FINANCIAL ASSETS AND LIABILITIES - Bunker Derivatives (Details)	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of bunker derivatives acquired upon merger		3
The number of bunker derivative instruments entered into by the entity during the period which matured by the reporting date	2
Number of bunker derivative instruments entered into by the entity	9
Number of bunker derivatives at the reporting date	10		0